FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL AND CAPITAL RISK MANAGEMENT
Guarantees provided to a third party	¥ 659,261
Financial assets		¥ 46,699,433
Revenues derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco	19,235,717	14,097,316	¥ 12,261,860
Other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	182,132	242,567
Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	34,489,165
Credit risk | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,206,050
Credit risk | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	4,875,525
Credit risk | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,894,482
Credit risk | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,165,288
Credit risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	19,130,652
Credit risk | Other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	204,718
Credit risk | Financial guarantees - not yet past due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	12,450
Credit risk | Stage 2
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,655,638
Credit risk | Stage 2 | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	3,655,638
Credit risk | Simplified
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,206,050
Credit risk | Simplified | Trade receivables
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	5,206,050
Credit risk | 12-month expected credit losses | Stage 1
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	25,506,045
Credit risk | 12-month expected credit losses | Stage 1 | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	1,098,455
Credit risk | 12-month expected credit losses | Stage 1 | Notes receivable
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,894,482
Credit risk | 12-month expected credit losses | Stage 1 | Restricted cash
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	2,165,288
Credit risk | 12-month expected credit losses | Stage 1 | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	19,130,652
Credit risk | 12-month expected credit losses | Stage 1 | Other non-current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	204,718
Credit risk | 12-month expected credit losses | Stage 1 | Financial guarantees - not yet past due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	12,450
Credit risk | Lifetime expected credit losses | Stage 3
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	121,432
Credit risk | Lifetime expected credit losses | Stage 3 | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Financial assets	121,432
Credit risk | Entities directly or indirectly owned or controlled by the PRC government including Chinalco
FINANCIAL AND CAPITAL RISK MANAGEMENT
Revenues derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco	¥ 32,852,000	¥ 39,759,000	¥ 30,940,000